Note 23 - Convertible Loans (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Schedule of convertible loans [text block]
	August 31, 2018	August 31, 2017
Balance at beginning of year	$865,656	$245,497
Proceeds from convertible loans	1,754,291	1,181,993
Conversion of convertible loan to shares	(131,028)	(63,075)
Less: conversion component of convertible loans	(159,000)	(625,000)
Less: finders fee	(135,000)	(92,805)
Interest accrued	56,714	24,878
Interest accretion	549,069	276,236
Foreign exchange	74,718	(82,068)
Balance at end of year	$2,875,420	$865,656